Long-term Debt - Additional information (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
	Dec. 02, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	May 25, 2022	May 19, 2022
Debt Instrument [Line Items]
Repayment of senior secured term loans		$ 1	$ 2	$ 551	$ 4	$ 3
Proceeds from senior secured prior tranche B-2 term loans			$ 50
Percentage of annual excess cash flow	50.00%
Percentage of net cash proceeds from certain asset sales and casualty events	100.00%
Percentage of net cash proceeds from the incurrence of certain indebtedness	100.00%
Percentage of net cash proceeds from the consummation of any initial public offering	50.00%
Outstanding borrowings		$ 1,023		$ 1,023	$ 624
Unconditional guarantee, Percentage of consolidated assets		70.00%		70.00%
Unconditional guarantee, Percentage of EBITDA		70.00%
Unconditional guarantee, Amount of EBITDA		$ 100		$ 100
Leverage ratio				2.25%	2.25%
Debt default				$ 19	$ 19
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Leverage ratio				6.50%
Foreign Line of Credit [Member]
Debt Instrument [Line Items]
Debt instrument, sub limit	$ 30
Letter of Credit [Member]
Debt Instrument [Line Items]
Debt instrument, sub limit	10
Swingline borrowings
Debt Instrument [Line Items]
Outstanding borrowings	$ 10
Senior secured credit agreement
Debt Instrument [Line Items]
Principle amount of promissory note				$ 50
Percentage of annual excess cash flow		50.00%
Percentage of net cash proceeds from certain asset sales and casualty events		100.00%
Percentage of net cash proceeds from the incurrence of certain indebtedness		100.00%
Percentage of net cash proceeds from the consummation of any initial public offering		50.00%
Unconditional guarantee, Percentage of EBITDA				70.00%
Minimum aggregate amount of Liquidity		$ 200		$ 200
Leverage ratio		3.25%
Debt default		$ 0		$ 0
Senior secured credit agreement | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Effective interest rate		7.00%
Senior secured credit agreement | Letter of Credit [Member]
Debt Instrument [Line Items]
Percentage of outstanding loans and letter of credit exceeds the aggregate principal amount		35.00%
Senior secured initial term loans
Debt Instrument [Line Items]
Repayment of senior secured term loans		$ 1
Effective interest rate				7.00%
Leverage ratio				2.50%	2.50%
Senior secured initial term loans | Senior secured credit agreement | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread rate		2.50%		2.50%
Senior secured new tranche B-3 term loans
Debt Instrument [Line Items]
Principle amount of promissory note		$ 100					$ 100
Proceeds from senior secured prior tranche B-2 term loans				$ 785
Senior secured new tranche B-3 term loans | Senior secured credit agreement
Debt Instrument [Line Items]
Principle amount of promissory note								$ 100
Undrawn commitments		$ 200
Percentage of fee of unused commitments		3.00%
Senior secured new tranche B-3 term loans | Senior secured credit agreement | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread rate		6.50%		6.50%
Senior secured new tranche B-3 term loans | Senior secured credit agreement | LIBOR Floor rate
Debt Instrument [Line Items]
Basis spread rate		1.00%		1.00%
Revolving Credit Facility
Debt Instrument [Line Items]
Effective interest rate	0.375%	0.375%
Percentage of outstanding loans and letter of credit exceeds the aggregate principal amount				35.00%
Revolving Credit Facility | Foreign Line of Credit [Member]
Debt Instrument [Line Items]
Debt instrument, sub limit		$ 30
Revolving Credit Facility | Letter of Credit [Member]
Debt Instrument [Line Items]
Debt instrument, sub limit		10
Outstanding borrowings		0		$ 0	$ 0
Revolving Credit Facility | Swingline borrowings
Debt Instrument [Line Items]
Debt instrument, sub limit		$ 10
Revolving Credit Facility | Senior secured credit agreement | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread rate		2.25%		2.25%